UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22097

Tortoise Gas and Oil Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2007

Item 1. Schedule of Investments.
(Unaudited)	August 31, 2007
	Shares	Value

Master Limited Partnerships - 27.3% (1)
Oil and Gas Production - 15.3% (1)
EV Energy Partners, L.P.	82,212	$3,017,180
Legacy Reserves, LP	317,997	7,380,710
Linn Energy, LLC	43,517	1,509,170
		11,907,060
Midstream Energy Infrastructure - 12.0% (1)
MarkWest Energy Partners, L.P.	81,470	2,597,264
ONEOK Partners, L.P.	23,400	1,497,366
TC Pipelines, LP	141,250	5,248,850
		9,343,480
Total Master Limited Partnerships (Cost $20,758,574)		21,250,540

Short-Term Investments - 73.6% (1)	Principal Amount
Commercial Paper - 64.6% (1)
Abbey National, 5.00%, 09/04/2007	$5,000,000	4,997,917
American Express, 5.00%, 09/04/2007	4,000,000	3,998,333
GE Capital, 5.00%, 09/04/2007	9,000,000	8,996,250
Prudential Funding, 5.00%, 09/07/2007	4,000,000	3,996,666
Toyota Motor, 5.15%, 09/07/2007	11,000,000	10,990,558
US Bancorp, 5.00%, 09/04/2007	17,300,000	17,292,792
		50,272,516

Investment Companies - 9.0% (1)	Shares
AIM Short-Term Treasury Fund - Institutional Class, 4.68% (2)	3,339,503	3,339,503
First American Government Obligations Fund - Class Y, 4.56% (2)	3,656,570	3,656,570
		6,996,073
Total Short-Term Investments (Cost $57,268,589)		57,268,589

Total Investments (Cost $78,027,163) - 100.9% (1)		78,519,129
Liabilities in Excess of Cash and Other Assets - (0.9%) (1)		(676,453)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$77,842,676

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Rate indicated is the current yield as of August 31, 2007.

As of August 31, 2007, the aggregate cost of securities for federal income tax purposes was $78,021,469. At August 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $691,374, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $193,714 and the net unrealized appreciation was $497,660.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE GAS AND OIL CORPORATION

Date: October 29, 2007	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

TORTOISE GAS AND OIL CORPORATION

Date: October 29, 2007	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Date: October 29, 2007	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer